Annual Total Returns [BarChart] - Great-West Bond Index Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	7.21%
2012	3.90%
2013	(2.51%)
2014	5.76%
2015	0.23%
2016	1.94%
2017	3.06%
2018	(0.41%)
2019	8.09%
2020	7.17%